Common Shares	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]	Common Shares
Dividend
During the six months ended June 30, 2020, the Company’s Board of Directors declared and the Company has paid cash dividends totaling $0.25 per share or approximately $2.0 million in aggregate.

Reverse Stock Split

In April 2020, the Company (i) effected a one-for-ten reverse stock split of the Company’s common shares, par value $0.01 per share, reducing the number of outstanding common shares from approximately 72.5 million shares to approximately 7.2 million shares and (ii) reduced its authorized common shares to approximately 31.9 million.

Equity Issuance

In June 2020, the Company issued approximately 4.7 million shares of its common stock, par value $0.01 per share, at $18.46 per share in an underwritten public offering. Scorpio Services Holding Limited, a related party to the Company, purchased 950,000 common shares in the offering at the public offering price, after which it beneficially owned 16.1% of the Company’s outstanding common stock at that time, thereby increasing Scorpio Holdings Limited’s beneficial ownership of the Company’s outstanding common stock to 20.0% at that time. The Company received approximately $82.3 million of net proceeds from the issuance.